Loans Receivable and Allowance for Loan Losses (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans and Debt Securities Acquired in Transfer, Allowance for Credit Losses Due to Subsequent Impairment	$ 0
Impaired Financing Receivable, Related Allowance
Real Estate Acquired Through Foreclosure	1,556,000	1,115,000
Annual Loan Review threshold, amount	1,500,000
Loans and Leases Receivable, Gross	924,676,000	850,302,000
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield, Period Increase (Decrease)	417,000	86,100,000
Allowance for Loan and Lease Losses, Adjustments, Other	447,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)	57,000	818,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	101,000	98,000
Allowance for Loan and Lease Losses, Real Estate	$ 8,509,000	$ 8,452,000	$ 7,634,000
Historical loss factor	0.15%	0.26%
Servicing Asset at Amortized Cost	$ 28,500,000	$ 26,800,000
Commercial Rentals [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 84,600,000
Concentration Risk, Percentage	65.00%
Hospitality Lodging Industry [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 64,600,000
Concentration Risk, Percentage	49.60%
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number Of Properties Under Foreclosure Proceedings | loan	3
Mortgage Loans in Process of Foreclosure, Amount	$ 299,000
Loans and Leases Receivable, Gross	229,781,000	235,523,000
Proceeds from Sale of Mortgage Loans Held-for-sale	4,838,000	767,000
Gross Realized Gains on Loans	123,000	15,000
Gross Realized Losses on Loans	0	0
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Related Allowance
Loans and Leases Receivable, Gross	391,327,000	$ 374,790,000
Historical loss factor		0.26%	0.41%
Troubled Debt Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 99,000	$ 1,100,000
Impaired Financing Receivable, Related Allowance		$ 0
New Loans Identified as Troubled Debt Restructurings, Number of Loans | loan	0	0
Mortgage Loans on Real Estate, Number of Foreclosures | loan	1	1
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate, Foreclosure		$ 977,000	$ 23,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 451,000